Business and asset acquisitions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Business And Asset Acquisitions [Line Items]
Goodwill at acquisition date	$ 1,042,163		$ 0	$ 123,933
Albertville Quality Foods Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories	202,873
Inventories	304,594
Property, plant and equipment	547,987
Other current assets	10,189
Intangible assets	969,942
Total assets	2,035,585
Current liabilities	(155,798)
Deferred income tax	(472,088)
Acquired net identifiable assets, net	1,407,699
Consideration paid	2,449,862	$ 138,100
Goodwill at acquisition date	$ 1,042,163